J.P. MORGAN SPECIALTY FUNDS

JPMorgan Research Market Neutral Fund

(the “Fund”)

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 20, 2020 to the Summary

Prospectuses, Prospectus and Statement of Additional

Information dated March 1, 2020, as supplemented

Conversion of Class L Shares to Class I Shares. At a meeting held on May 12, 2020, the Board of Trustees of JPMorgan Trust I (“the Board”) approved the conversion of the Fund’s Class L Shares into Class I Shares. Effective on or about July 2, 2020, the Fund will automatically convert its Class L Shares into Class I Shares. Beginning July 3, 2020, Class L Shares of the Fund will no longer be available for purchase. Prior to the conversion, shareholders of Class L Shares may redeem or exchange their investments as described in the Fund’s Prospectus. Depending on the tax status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption or exchange may be a taxable event resulting in taxable income to the shareholder. Please consult your tax advisor on this issue. The conversion will not be considered a taxable event for federal income tax purposes. Effective on or about July 3, 2020, all references to Class L Shares will be removed from the Prospectus, Summary Prospectus and Statement of Additional Information.

Reduction of Investment Advisory Fee and Changes to the Fund’s Expense Limitation Agreement. In addition, at a meeting held on May 12, 2020, the Board approved changes to the investment advisory fee and the expenses limitation agreement for the Fund. Effective June 1, 2020 (the “Effective Date”), the investment advisory fee will be reduced from 0.60% to 0.35%. In addition, on the Effective Date, the contractual expense waiver in effect for Class I Shares of the Fund will be extended such that it will remain in effect through May 31, 2022, at which time it will be determined whether such waiver will be renewed or revised.

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s Summary Prospectuses and Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

Class A, Class C and Class I Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.35%	0.35%	0.35%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	3.07	3.04	3.02

Dividend Expense on Short Sales	2.47	2.47	2.47

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.35	0.32	0.30

Acquired Fund (Underlying Fund) Fees and Expenses	0.03	0.03	0.03

Total Annual Fund Operating Expenses	3.70	4.17	3.40

Fee Waivers and/or Expense Reimbursements[3]	(0.28)	(0.25)	(0.24)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	3.42	3.92	3.16

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in management fee effective 6/1/20.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.95%, 1.45% and 0.69% of the average daily net assets of Class A, Class C

SUP-RMN-520

and Class I Shares, respectively. With respect to Class A and Class C Shares, these waivers are in effect through 5/31/21, at which time it will be determined whether such waivers will be renewed or revised. With respect to Class I Shares, these waivers are in effect through 5/31/22, at which time it will be determined whether such waivers will be renewed or revised. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 5/31/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 5/31/21 for Class A and Class C Shares, and through 5/31/22 for Class I Shares. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	852	1,573	2,314	4,250

CLASS C SHARES ($)	494	1,244	2,108	4,332

CLASS I SHARES ($)	319	999	1,727	3,652

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	852	1,573	2,314	4,250

CLASS C SHARES ($)	394	1,244	2,108	4,332

CLASS I SHARES ($)	319	999	1,727	3,652

Class L Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class L
Management Fees[1]	0.35%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	2.83

Dividend Expense on Short Sales	2.47

Service Fees	0.10

Remainder of Other Expenses[2]	0.26

Acquired Fund (Underlying Fund) Fees and Expenses	0.03

Total Annual Fund Operating Expenses[3]	3.21

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in management fee effective 6/1/20.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.85% of the average daily net assets of the Class L Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 2/28/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/21 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS L SHARES ($)	324	989	1,678	3,512

Change in Portfolio Management. Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Steven G. Lee	2014	Managing Director
Laura Huang	2020	Executive Director
Raffaele Zingone	2014	Managing Director

In addition, the first paragraph under “The Fund’s Management and Administration — The Portfolio Managers” is also deleted in its entirety and replaced by the following:

The Portfolio Managers

In their capacity as portfolio managers, Mr. Steven Lee, Managing Director of JPMIM, Ms. Laura Huang, Executive Director, and Mr. Raffaele Zingone, Managing Director of JPMIM and a CFA charterholder, work with the U.S. Equity Research Group to manage the portfolio construction processes for the Fund. Mr. Lee has been a portfolio manager since 2013 and prior to that time he was a research analyst in the U.S. Equity Research Group. Mr. Lee has been an employee of JPMIM since 2004. Ms. Huang has been a portfolio manager on the U.S. Equity Group since October 2017. An employee of JPMIM since 2005, Ms. Huang spent the prior twelve years as a research analyst, specializing in fintech and payments, as well as a broad range of sub-sectors within healthcare, industrials and financials. Ms. Huang graduated from New York University’s Stern School of Business and is a CFA charterholder. Mr. Zingone has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1991.

Also effective immediately, the information under the “PORTFOLIO MANAGERS — Portfolio Managers’ Other Accounts Managed” and “PORTFOLIO MANAGERS — Portfolio Managers’ Ownership of Securities” sections in the Statement of Additional Information with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager of the Fund as of October 31, 2019:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Research Market Neutral Fund
Steven G. Lee	8	$8,065,309	1	$231,058	1	$417,669
Laura Huang**	0	0	0	0	0	0
Raffaele Zingone	14	13,841,928	10	3,315,221	11	8,398,894

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2019:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Research Market Neutral Fund
Steven G. Lee	0	$0	1	$186,230	1	$727,352
Laura Huang**	0	0	0	0	0	0
Raffaele Zingone	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

**	As of 4/30/20.

Effective immediately, the information under the “PORTFOLIO MANAGERS — Portfolio Managers’ Ownership of Securities” section with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities of each Fund beneficially owned by each portfolio manager of the Fund, as of October 31, 2019. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan, which reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of the Fund and accordingly, the economic equivalent of an investment in Fund shares.

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Research Market Neutral Fund
Steven G. Lee							x
Laura Huang*		x
Raffaele Zingone			x

*	As of 4/30/20.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE